Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Abstract]
Undrawn credit facilities	$ 152	$ 1,199
Commitments to Purchase Property and Equipment [Member]
Other Commitments [Abstract]
Commitments	50,713	40,893
Committed Licensing Fee Payable for Licensing of Game Titles [Member]
Other Commitments [Abstract]
Commitments	4,039	6,800
Commitment to Invest in Certain Companies [Member]
Other Commitments [Abstract]
Commitments	61,651	90,100
Minimum [Member]
Other Commitments [Abstract]
Minimum guarantee commitments	$ 30,897	$ 10,400